11. Commitments and Contingencies (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	299,039	276,338
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 4,745	$ 3,558